Description of Business (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Organization
CEC is primarily a holding company with no independent operations of its own. CEC owns 100% of Caesars Entertainment Resort Properties, LLC (“CERP”) and an interest in Caesars Growth Partners, LLC (“CGP”). CERP and CGP own a total of 12 casino properties in the United States, eight of which are in Las Vegas. These eight casino properties represented 67% of consolidated net revenues for the three months ended March 31, 2017.
CEC also holds a majority interest in Caesars Entertainment Operating Company, Inc. (“CEOC”). The results of CEOC and its subsidiaries are no longer consolidated with Caesars subsequent to CEOC and certain of its United States subsidiaries (the “Debtors”) voluntarily filing for reorganization in January 2015 under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Northern District of Illinois in Chicago (the “Bankruptcy Court”).
Caesars Enterprise Services, LLC
Caesars Enterprise Services, LLC (“CES”) is a services joint venture formed by CERP, CEOC, and a subsidiary of CGP (Caesars Growth Properties Holdings, LLC, or “CGPH”) (collectively, the “Members”). CES provides certain corporate and administrative services for the Members’ casino properties and related entities, including substantially all of the casino properties owned by CEOC and casinos owned by unrelated third parties. CES manages certain assets for the casinos to which it provides services and the other assets it owns, licenses or controls, and employs certain of the corresponding employees. Under the terms of the joint venture and the Omnibus License and Enterprise Services Agreement, CEC and its operating subsidiaries continue to have access to the services historically provided to us by CEOC and its employees, its trademarks, and its programs despite the CEOC bankruptcy filing.
Reportable Segments
We view each casino property as an operating segment and currently aggregate all such casino properties into two reportable segments based on management’s view, which aligns with their ownership and underlying credit structures: CERP and CGP.
Announced Merger with Caesars Acquisition Company
CEC and CAC entered into the Amended and Restated Agreement and Plan of Merger, dated as of July 9, 2016, as amended by the First Amendment to Amended and Restated Agreement and Plan of Merger, dated as of February 20, 2017 (as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, CAC will merge with and into CEC, with CEC as the surviving company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each share of CAC common stock issued and outstanding immediately prior to the effective date of the Merger will be converted into, and become exchangeable for, that number of shares of CEC common stock equal to 1.625 (the “Exchange Ratio”).
We expect the Merger to be accounted for as a transaction among entities under common control, which will result in CAC being consolidated into Caesars at book value as an equity transaction.
Going Concern
Management assesses CEC’s entity’s ability to continue as a going concern on a quarterly basis, and the following information reflects the results of our assessment as of of CEC’s ability to continue as a going concern.
Overview
As a result of the following circumstances, we have substantial doubt about CEC’s ability to continue as a going concern:

•
we have limited unrestricted cash available to meet the financial commitments of CEC, primarily resulting from significant expenditures made to (1) defend against the litigation matters disclosed below and (2) support a plan of reorganization for CEOC (the “Restructuring”);

•	we have made material future commitments to support the Restructuring described below; and

•
we are a defendant in litigation relating to certain CEOC transactions dating back to 2010 and other legal matters (see Note 3) that could result in one or more adverse rulings against us if the Restructuring is not completed.

CEC does not currently have sufficient cash to meet its financial commitments to support the Restructuring that are due when CEOC ultimately emerges from bankruptcy or to satisfy the potential obligations that would arise in the event of an adverse ruling on one or all of the litigation matters disclosed below. The completion of the Merger is expected to allow CEC to fulfill its financial commitments in support of the Restructuring. However, if the Merger is not completed for any reason, CEC would still be liable for many of these obligations. In addition, although under the terms of the Restructuring, all related litigation is expected to be resolved, there remain the outstanding litigation matters that are currently stayed pending CEOC’s emergence from bankruptcy.
CEC entered into the CIE Proceeds and Reservation Rights Agreement (as amended on October 7, 2016) with CIE, CEOC and CAC (the “CIE Proceeds Agreement”), which allows for up to $235 million of the proceeds from the sale of CIE’s social and mobile games business (the “SMG Business”) to be distributed to CEC in order to pay certain fees in support of the Restructuring (“CEC Expense Amounts”). After taking into account the cash available to pay the CEC Expense Amounts under the CIE Proceeds Agreement and other sources of liquidity, CEC expects to have sufficient cash to meet its ongoing obligations as they come due for at least 12 months beyond the issuance date of these financial statements. However, there are restrictions governing when and how the cash designated for CEC Expense Amounts can be used, pursuant to the terms of the Second Lien RSA (defined below) (see Note 2). CEC also expects to gain access to the remaining proceeds from the sale of the SMG Business upon completion of the Merger, which will be used to fund its other commitments in support of the Restructuring.
If CEC is unable to access additional sources of cash when needed, in the event of a material adverse ruling on one or all of the litigation matters disclosed below, or if CEOC does not emerge from bankruptcy on a timely basis on terms and under circumstances satisfactory to CEC, it is likely that CEC would seek reorganization under Chapter 11 of the Bankruptcy Code.
We believe that CERP and CGP’s cash and cash equivalents, their cash flows from operations, and/or financing available under their separate revolving credit facilities will be sufficient to meet their normal operating requirements, to fund planned capital expenditures, and to fund debt service during the next 12 months and the foreseeable future.
CEOC Reorganization
On January 13, 2017, the Debtors filed an amended plan of reorganization (the “Third Amended Plan”) with the Bankruptcy Court that replaces all previously filed plans. CEC, CAC, the Debtors and CEOC’s major creditor groups have agreed to support the Third Amended Plan. The Bankruptcy Court confirmed the Third Amended Plan on January 17, 2017.
As part of the Third Amended Plan, it is anticipated that CEOC will be divided into two companies - OpCo and PropCo. OpCo will operate CEOC’s properties and facilities. PropCo will hold certain of CEOC’s real property assets and related fixtures and will lease those assets to OpCo. It is anticipated that OpCo will be a wholly owned consolidated subsidiary of CEC subsequent to the CEOC’s emergence, and that will contract with another subsidiary of CEC to manage the facilities to be leased from PropCo. PropCo will be a separate entity and will not be consolidated by CEC.
Although the Third Amended Plan has been confirmed by the Bankruptcy Court, we must still obtain regulatory approval in all of the jurisdictions in which we have gaming operations in order for CEOC to successfully emerge from bankruptcy. We have obtained approval in some jurisdictions, but we are unable to determine when all necessary requirements will be satisfied. In addition, the Third Amended Plan remains subject to completion of the Merger, certain financing transactions, and various other closing conditions.
In connection with the Third Amended Plan, the following agreements with respect to the CEOC reorganization were either entered into or amended, as needed (collectively, the “RSAs”):

(a)	Sixth Amended and Restated Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s first lien notes (the “First Lien Bond RSA”);

(b)	Second Amended Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s first lien credit agreement (the “First Lien Bank RSA”);

(c)	Restructuring Support, Forbearance and Settlement Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s second lien note agreements (the “Second Lien RSA”);

(d)
Amendment No. 1 to First Amended and Restated Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s subsidiary guaranteed notes (the “SGN RSA”);

(e)	First Amended and Restated Restructuring Support, Settlement, and Contribution Agreement, dated July 9, 2016, with CEOC (the “CEC RSA”);

(f)	Amended and Restated Restructuring Support Agreement, dated July 9, 2016, with CAC and CEOC (the “CAC RSA”); and

(g)	Restructuring Support and Settlement Agreement, dated June 22, 2016, with the unsecured claimholders’ committee in the Chapter 11 cases (the “UCC RSA”).
The “Effective Date” of the Restructuring (the material terms of which are contained in the RSAs and the Third Amended Plan) is the date upon which all required conditions of the Restructuring have been satisfied or waived and on which the CEOC reorganization and related transactions become effective.
As a result of the Bankruptcy Court’s confirmation of the Third Amended Plan, we believe it is probable that certain obligations described in the Third Amended Plan and the RSAs will ultimately be settled, and therefore, we have accrued the items described in the table below that are estimable in accrued restructuring and support expenses on the Balance Sheets. During the first quarter of 2017, we updated our accruals based on the terms of the Third Amended Plan and the RSAs and recorded an additional $466 million in deconsolidation and restructuring of CEOC and other in the statement of operations, which increased our total accrual to $7.0 billion as of March 31, 2017.
We estimated the total consideration we expect to provide in support of the Restructuring, which includes a combination of cash, CEC common stock, and CEC Convertible Notes. Accrued restructuring and support expenses does not include the consideration that will be issued as part of the acquisition of OpCo (as defined below), which will be recorded when the transaction is consummated.
Accrued Restructuring and Support Expenses

	Accrued as of
(In millions)	March 31, 2017	December 31, 2016
Forbearance fees and other payments to creditors	$975	$970
Bank Guaranty Settlement	738	734
Issuance of CEC common shares	3,367	2,936
Issuance of CEC convertible notes	1,630	1,600
PropCo call right agreement	131	131
Payment of creditor expenses, settlement charges, and other fees	157	195
Payment to CEOC	35	35
Total accrued	$7,033	$6,601

The amounts disclosed above are reported net of payments totaling $34 million during the three months ended March 31, 2017 and during the year ended December 31, 2016.
Forbearance Fees and Other Payments to Creditors. CEC has agreed to pay certain fees in exchange for CEOC’s major creditors agreeing to forebear from exercising their rights and remedies under certain of CEOC’s credit agreements and to stay all pending litigation.
Bank Guaranty Settlement. In 2014, CEOC amended its senior secured credit facilities (the “Bank Amendment”) resulting in, among other things, a modification of CEC’s guarantee under the senior secured credit facilities such that CEC’s guarantee was limited to a guarantee of collection (“CEC Collection Guarantee”) with respect to obligations owed to the lenders who consented to the Bank Amendment. The CEC Collection Guarantee requires the creditors to exhaust all rights and remedies at law and in equity that the creditors or their agents may have against CEOC or any of its subsidiaries and its and their respective property to collect, or obtain payment of, the guaranteed amounts. Pursuant to the Third Amended Plan, the CEOC creditors have agreed to eliminate the CEC Collection Guarantee, and we recorded $738 million as an estimate of the liability based on the terms of the Bank Guaranty Settlement agreement.
Issuance of CEC Common Shares. CEC will issue CEC common shares for the settlement of claims and potential claims and is obligated to repurchase at least $1.0 billion worth of the issued shares at a fixed price. As of March 31, 2017, our accrual includes the $1.0 billion repurchase obligation plus the estimated fair value of $2.4 billion for the net shares that we expect to issue after satisfying the repurchase obligation, which is subject to remeasurement on a quarterly basis. Additionally, we have accrued a liability for the fair value associated with the creditors’ right to require CEC to repurchase up to $200 million worth of the newly-issued CEC common shares.
CEC’s majority shareholders, the Sponsors (as defined in Note 15), have agreed that their CEC common shares shall be included as consideration in support of the Restructuring and for the settlement of claims and potential claims. Therefore, our accrual also includes the fair value of the shares held by the Sponsors. We will reduce the estimate of our obligation upon receipt of the shares from the Sponsors, with an offsetting amount recorded to equity, which is expected to occur on the Effective Date. See Note 7 for additional information on fair value measurements and how this value was determined.
Issuance of CEC Convertible Notes. CEC will issue approximately $1.1 billion in face value of convertible notes (the “CEC Convertible Notes”) to the CEOC creditors for the settlement of claims and potential claims, and our accrual represents the estimated fair value of the notes to be issued. See Note 7.
PropCo Call Right Agreement. PropCo will have a call right for up to five years to purchase the real property assets associated with Harrah’s Atlantic City and Harrah’s Laughlin from CERP and Harrah’s New Orleans from CGP (subject to the terms of the CERP and CGPH credit agreements). Our accrual represents the estimated fair value of the call right related to Harrah's Atlantic City and Harrah's Laughlin. See Note 8. We are unable to estimate the range of loss related to the Harrah's New Orleans call right due to uncertainty regarding the negotiation of certain terms that would allow the call right to be exercised for this property.
Payment of Creditor Expenses, Settlement Charges, and Other Fees. Pursuant to the Third Amended Plan, CEC has agreed to pay certain professional fees incurred by CEOC’s creditors and has agreed to pay other ancillary fees and settlement amounts.
Payment to CEOC. In addition, and separate from the transactions and agreements described above, because there was not a comprehensive out-of-court restructuring of CEOC's debt securities or a prepackaged or prearranged in-court restructuring with requisite voting support from each of the first and second lien secured creditor classes by February 15, 2016, a debt agreement entered into by CEOC in 2014 contemplates an additional payment to CEOC of $35 million from CEC. During the first quarter of 2015, we accrued this liability in accrued restructuring and support expenses on the Balance Sheet, and this amount is currently due and payable. The CIE Proceeds Agreement designated a portion of the proceeds from the sale of the SMG Business for the purpose of paying this obligation, which was paid during the second quarter of 2017.
Other Commitments Under the Third Amended Plan
The following represents other commitments or potential obligations to which CEC has agreed as part of the Third Amended Plan and certain of the RSAs, none of which have been accrued as of March 31, 2017.

•	Purchase 100% of OpCo common stock for $700 million;

•	Issuance of CEC common shares in exchange for OpCo preferred stock;

•	PropCo has right of first refusal on the real property assets associated with all new domestic non-Las Vegas gaming facility opportunities, with CEC or OpCo leasing such properties;

•	Guarantee of OpCo’s payment obligations to PropCo under the leases of the CEOC Properties; and

•	Guarantee of OpCo debt received by the First Lien Bank Lenders and First Lien Noteholders.
The acquisitions of OpCo equity represent future investment transactions and will be recorded when (or if) the transactions are consummated. The PropCo right of first refusal is not a financial obligation that would require accrual. The guarantees of OpCo’s payment and debt obligations relate to OpCo commitments that do not yet exist, and thus do not give rise to any obligations for CEC as of March 31, 2017.
Liquidity
Caesars Entertainment is a highly-leveraged company and had $6.9 billion in consolidated debt outstanding as of March 31, 2017. As a result, a significant portion of our liquidity needs are for debt service, including significant interest payments. Our consolidated estimated debt service (including principal and interest) for the remainder of 2017 is $526 million and $8.8 billion thereafter to maturity. See Note 9 for details of our debt outstanding, debt service requirements, and restrictive covenants.
Cash and Available Revolver Capacity

	March 31, 2017
(In millions)	CERP	CGP	CES	Other
Cash and cash equivalents	$224	$1,031	$84	$115
Revolver capacity	270	160	—	—
Revolver capacity drawn or committed to letters of credit	—	—	—	—
Total	$494	$1,191	$84	$115

Consolidated cash and cash equivalents, excluding restricted cash, as shown in the table above include amounts held by CERP, CGP, and CES, which are not readily available to CEC. “Other” reflects CEC and certain of its direct subsidiaries, including its insurance captives.
CEC is primarily a holding company with no independent operations, employees, or material debt issuances of its own. Its primary assets as of March 31, 2017, consist of $115 million in cash and cash equivalents and its ownership interests in CEOC, CERP and CGP. CEC’s cash and cash equivalents includes $109 million held by its insurance captives. Provisions included in certain debt arrangements entered into by CERP and CGP (and/or their respective subsidiaries) substantially restrict the ability of CERP, CGP, and their subsidiaries to provide dividends to CEC. In addition, CEC does not receive any financial benefit from CEOC during CEOC’s bankruptcy, as all earnings and cash flows are retained by CEOC for the benefit of its creditors.
CEC has no requirement to fund the operations of CERP, CGP, or their subsidiaries. Accordingly, CEC cash outflows are primarily used for corporate development opportunities and other corporate-level activity, including defending itself in the litigation in which it has been named as a defendant (see Note 3). As described previously, CEC is able to fund certain eligible CEC Expense Amounts from $235 million of the proceeds from the sale of the SMG Business. Otherwise, CEC is generally limited to raising additional capital through borrowings or equity transactions because it has no operations of its own and the restrictions on its subsidiaries under lending arrangements generally prevent the distribution of cash from the subsidiaries to CEC, except for certain restricted payments that CERP and CGPH are authorized to make in accordance with their lending arrangements.
Litigation
In addition to financial commitments described above, we have the following outstanding uncertainties for which we have not accrued any amounts, all of which are described in Note 3:

•	Litigation commenced by Wilmington Savings Fund Society, FSB on August 4, 2014 (the “Delaware Second Lien Lawsuit”);

•	Litigation commenced by parties on September 3, 2014 and October 2, 2014 (the “Senior Unsecured Lawsuits”);

•	Litigation commenced by UMB Bank on November 25, 2014 (the “Delaware First Lien Lawsuit”);

•	Demands for payment made by Wilmington Savings Fund Society, FSB on February 13, 2015 (the “February 13 Notice”);

•	Demands for payment made by BOKF, N.A., on February 18, 2015 (the “February 18 Notice”);

•	Litigation commenced by BOKF, N.A. on March 3, 2015 (the “New York Second Lien Lawsuit”);

•	Litigation commenced by UMB Bank on June 15, 2015 (the “New York First Lien Lawsuit”); and

•	Litigation commenced by Wilmington Trust, National Association on October 20, 2015 (the “New York Senior Notes Lawsuit”).
Report of Bankruptcy Examiner
The Bankruptcy Court engaged an examiner to investigate possible claims CEOC might have against CEC and/or other entities and individuals. On March 15, 2016, the examiner released his report, which identifies a variety of potential claims against CEC and certain individuals related to a number of transactions dating back to 2009. Most of the examiner’s findings are premised on his view that CEOC was “insolvent” at the time of the applicable transactions and that CEOC did not receive fair value for assets transferred. The examiner’s report includes his conclusions on the relative strengths of these possible claims, many of which are described in Note 3. The examiner calculates an estimated range of potential damages for these potential claims from $3.6 billion to $5.1 billion, and such calculation does not account for probability of success, likelihood of collection, or the time or cost of litigation.
While this report was prepared at the request of the Bankruptcy Court, none of the findings included therein are legally binding on the Bankruptcy Court or any party. CEC contests many of the examiner’s findings, including his findings that CEOC was insolvent at relevant times, that there were breaches of fiduciary duty, that CEOC did not receive fair value for assets transferred, that there were fraudulent transfers, and as to the calculation of damages. CEC believes that each of the challenged transactions was undertaken to provide CEOC with the liquidity and resources required to sustain it and provide time to recover from significant market challenges.
CEC believes that the conclusion of the examination and the release of the report was a necessary step to facilitate the settlement discussions in the CEOC bankruptcy proceedings. The Third Amended Plan and the related RSAs reflect the current status of the ongoing effort to arrive at a consensual plan providing for the timely emergence of CEOC from bankruptcy.

Description of Business
Organization
CEC is primarily a holding company with no independent operations of its own. CEC owns 100% of Caesars Entertainment Resort Properties, LLC (“CERP”) and an interest in Caesars Growth Partners, LLC (“CGP”). We also consolidate the results of Caesars Interactive Entertainment, LLC (formerly Caesars Interactive Entertainment, Inc.) (“CIE”), a wholly owned subsidiary of CGP that operates an online games business and owns the World Series of Poker (“WSOP”) tournaments and brand. CIE sold its social and mobile games business (the “SMG Business”) on September 23, 2016, as discussed below. As of December 31, 2016, CERP and CGP owned a total of 12 casino properties in the United States, eight of which are in Las Vegas. These eight casino properties represented 65% of consolidated net revenues for the year ended December 31, 2016.
CEC also holds a majority interest in Caesars Entertainment Operating Company, Inc. (“CEOC”). The results of CEOC and its subsidiaries are no longer consolidated with Caesars subsequent to CEOC and certain of its United States subsidiaries (the “Debtors”) voluntarily filing for reorganization under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) on January 15, 2015.
Caesars Enterprise Services, LLC
Caesars Enterprise Services, LLC (“CES”) is a services joint venture formed by CERP, CEOC, and a subsidiary of CGP (Caesars Growth Properties Holdings, LLC, or “CGPH”) (collectively, the “Members”). CES provides certain corporate and administrative services for the Members’ casino properties and related entities, including substantially all of the casino properties owned by CEOC and casinos owned by unrelated third parties. CES manages certain assets for the casinos to which it provides services and the other assets it owns, licenses or controls, and employs certain of the corresponding employees. Under the terms of the joint venture and the Omnibus License and Enterprise Services Agreement, CEC and its operating subsidiaries continue to have access to the services historically provided to us by CEOC and its employees, its trademarks, and its programs despite the CEOC bankruptcy filing.
Reportable Segments
We view each casino property as an operating segment and currently aggregate all such casino properties into two reportable segments based on management’s view, which aligns with their ownership and underlying credit structures: CERP and CGP.
Through June 30, 2016, we aggregated the operating segments within CGP into two separate reportable segments: Caesars Growth Partners Casino Properties and Developments (“CGP Casinos”) and CIE. On September 23, 2016, CIE sold the SMG Business for cash consideration of $4.4 billion (the “CIE Proceeds”) and retained only its WSOP and regulated online real money gaming businesses. The SMG Business represented the majority of CIE’s operations and was classified as discontinued operations for the year ended December 31, 2016 and all historical periods presented while the related assets and liabilities have been recast as held for sale as of December 31, 2015 (see Note 17). After excluding the SMG Business from CIE’s continuing operations, the remaining CIE business is not material, and we no longer consider CIE to be a separate reportable segment from CGP Casinos. Therefore, CGP Casinos and the remaining operations of CIE have been combined for all periods presented to form the CGP segment. Additionally, CEOC remained a reportable segment until its deconsolidation effective January 15, 2015.
Announced Merger with Caesars Acquisition Company
In 2014, CEC and Caesars Acquisition Company (“CAC”) entered into a merger agreement, which was amended and restated on July 9, 2016 (the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, CAC will merge with and into CEC, with CEC as the surviving company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each share of CAC common stock issued and outstanding immediately prior to the effective date of the Merger will be converted into, and become exchangeable for, shares of CEC common stock in a ratio to ensure that holders of CAC common stock receive shares equal to 27.5% of the outstanding CEC common stock on a fully diluted basis (prior to the conversion of the CEC Convertible Notes being issued as part of the Restructuring, as defined below (the “Exchange Ratio”). The Exchange Ratio may be subject to change, and CEC or CAC may terminate the Merger Agreement under certain circumstances.
We expect the Merger to be accounted for as a transaction among entities under common control, which will result in CAC being consolidated into Caesars at book value as an equity transaction.
Going Concern
As of December 31, 2016, we adopted ASU No. 2014-15, Presentation: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance amended the existing requirements for disclosing information about an entity’s ability to continue as a going concern and explicitly requires management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosure in certain circumstances. This guidance was effective for annual reporting periods ending after December 15, 2016, and for annual and interim reporting periods thereafter. The following information reflects the results of management’s assessment of CEC’s ability to continue as a going concern.
Overview
As a result of the following circumstances, we have substantial doubt about CEC’s ability to continue as a going concern:

•
we have limited unrestricted cash available to meet the financial commitments of CEC, primarily resulting from significant expenditures made to (1) defend against the litigation matters disclosed below and (2) support a plan of reorganization for CEOC (the “Restructuring”);

•	we have made material future commitments to support the Restructuring described below; and

•
we are a defendant in litigation relating to certain CEOC transactions dating back to 2010 and other legal matters (see Note 2) that could result in one or more adverse rulings against us if the Restructuring is not completed.

CEC does not currently have sufficient cash to meet its financial commitments to support the Restructuring that are due when CEOC ultimately emerges from bankruptcy or to satisfy the potential obligations that would arise in the event of an adverse ruling on one or all of the litigation matters disclosed below. The completion of the Merger is expected to allow CEC to fulfill its financial commitments in support of the Restructuring. However, if the Merger is not completed for any reason, CEC would still be liable for many of these obligations. In addition, although under the terms of the Restructuring, all related litigation is expected to be resolved, there remain the outstanding litigation matters that are currently stayed pending CEOC’s emergence from bankruptcy.
CEC entered into the CIE Proceeds and Reservation Rights Agreement (as amended on October 7, 2016) with CIE, CEOC and CAC (the “CIE Proceeds Agreement”), which allows for up to $235 million of the proceeds from the SMG Business sale to be distributed to CEC in order to pay certain fees in support of the Restructuring (“CEC Expense Amounts”). After taking into account the cash available to pay the CEC Expense Amounts under the CIE Proceeds Agreement and other sources of liquidity, CEC expects to have sufficient cash to meet its ongoing obligations as they come due for at least 12 months beyond the issuance date of these financial statements. However, there are restrictions governing when and how the cash designated for CEC Expense Amounts can be used, pursuant to the terms of the Second Lien RSA (defined below) (see Note 2). CEC also expects to gain access to the remaining proceeds from the sale of the SMG Business upon completion of the Merger, which will be used to fund its other commitments in support of the Restructuring.
If CEC is unable to access additional sources of cash when needed, in the event of a material adverse ruling on one or all of the litigation matters disclosed below, or if CEOC does not emerge from bankruptcy on a timely basis on terms and under circumstances satisfactory to CEC, it is likely that CEC would seek reorganization under Chapter 11 of the Bankruptcy Code.
We believe that CERP and CGP’s cash and cash equivalents, their cash flows from operations, and/or financing available under their separate revolving credit facilities will be sufficient to meet their normal operating requirements, to fund planned capital expenditures, and to fund debt service during the next 12 months and the foreseeable future.
CEOC Reorganization
On January 13, 2017, the Debtors filed an amended plan of reorganization (the “Third Amended Plan”) with the United States Bankruptcy Court for the Northern District of Illinois in Chicago (the “Bankruptcy Court”) that replaces all previously filed plans. CEC, CAC, the Debtors and CEOC’s major creditor groups have agreed to support the Third Amended Plan. The Bankruptcy Court confirmed the Third Amended Plan on January 17, 2017.
As part of the Third Amended Plan, it is anticipated that CEOC will be divided into two companies - OpCo and PropCo. OpCo will operate CEOC’s properties and facilities. PropCo will hold certain of CEOC’s real property assets and related fixtures and will lease those assets to OpCo. It is anticipated that OpCo will be a wholly owned consolidated subsidiary of CEC subsequent to the CEOC’s emergence, and that will contract with another subsidiary of CEC to manage the facilities to be leased from PropCo. PropCo will be a separate entity and will not be consolidated by CEC.
Although the Third Amended Plan has been confirmed by the Bankruptcy Court, we must still obtain regulatory approval in all of the jurisdictions in which we have gaming operations in order for CEOC to successfully emerge from bankruptcy, and we are unable to determine when all necessary requirements will be satisfied. In addition, the Third Amended Plan remains subject to completion of the Merger, certain financing transactions, and various other closing conditions.
In connection with the Third Amended Plan, the following agreements with respect to the CEOC reorganization were either entered into or amended, as needed (collectively, the “RSAs”):

(a)	Sixth Amended and Restated Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s first lien notes (the “First Lien Bond RSA”);

(b)	Second Amended Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s first lien credit agreement (the “First Lien Bank RSA”);

(c)	Restructuring Support, Forbearance and Settlement Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s second lien note agreements (the “Second Lien RSA”);

(d)
Amendment No. 1 to First Amended and Restated Restructuring Support and Forbearance Agreement, dated October 4, 2016, with certain parties holding claims under CEOC’s subsidiary guaranteed notes (the “SGN RSA”);

(e)	First Amended and Restated Restructuring Support, Settlement, and Contribution Agreement, dated July 9, 2016, with CEOC (the “CEC RSA”);

(f)	Amended and Restated Restructuring Support Agreement, dated July 9, 2016, with CAC and CEOC (the “CAC RSA”); and

(g)	Restructuring Support and Settlement Agreement, dated June 22, 2016, with the unsecured claimholders’ committee in the Chapter 11 cases (the “UCC RSA”).
The “Effective Date” of the Restructuring (the material terms of which are contained in the RSAs and the Third Amended Plan) is the date upon which all required conditions of the Restructuring have been satisfied or waived and on which the CEOC reorganization and related transactions become effective.
As a result of the Bankruptcy Court’s confirmation of the Third Amended Plan, we believe it is probable that certain obligations described in the Third Amended Plan and the RSAs will ultimately be settled, and therefore, we have accrued the items described in the table below that are estimable in accrued restructuring and support expenses on the Balance Sheets. During 2016, we updated our accruals based on the terms of the Third Amended Plan and the RSAs and recorded an additional $5.7 billion in deconsolidation and restructuring of CEOC and other in the statement of operations, which included $426 million recorded in the fourth quarter of 2016.
We estimated the total consideration we expect to provide in support of the Restructuring, which includes a combination of cash, CEC common stock, and CEC Convertible Notes. Accrued restructuring and support expenses does not include the consideration that will be issued as part of the acquisition of OpCo (as defined below), which will be recorded when the transaction is consummated.
Accrued Restructuring and Support Expenses

	Accrued as of
(In millions)	December 31, 2016	December 31, 2015
Forbearance fees and other payments to creditors	$970	$484
Bank Guaranty Settlement	734	386
Issuance of CEC common shares	2,936	—
Issuance of CEC convertible notes	1,600	—
PropCo call right agreement	131	—
Payment of creditor expenses, settlement charges, and other fees	195	—
Payment to CEOC	35	35
Total accrued	$6,601	$905

The amounts disclosed above are reported net of payments totaling $34 million and $148 million during the year ended December 31, 2016 and 2015, respectively.
Forbearance Fees and Other Payments to Creditors. CEC has agreed to pay certain fees in exchange for CEOC’s major creditors agreeing to forebear from exercising their rights and remedies under certain of CEOC’s credit agreements and to stay all pending litigation.
Bank Guaranty Settlement. In 2014, CEOC amended its senior secured credit facilities (the “Bank Amendment”) resulting in, among other things, a modification of CEC’s guarantee under the senior secured credit facilities such that CEC’s guarantee was limited to a guarantee of collection (“CEC Collection Guarantee”) with respect to obligations owed to the lenders who consented to the Bank Amendment. The CEC Collection Guarantee requires the creditors to exhaust all rights and remedies at law and in equity that the creditors or their agents may have against CEOC or any of its subsidiaries and its and their respective property to collect, or obtain payment of, the guaranteed amounts. Pursuant to the Third Amended Plan, the CEOC creditors have agreed to eliminate the CEC Collection Guarantee, and we recorded $734 million as an estimate of the liability based on the terms of the Bank Guaranty Settlement agreement.
Issuance of CEC Common Shares. CEC will issue CEC common shares for the settlement of claims and potential claims and is obligated to repurchase at least $1.0 billion worth of the issued shares at a fixed price. As of December 31, 2016, our accrual includes the $1.0 billion repurchase obligation plus the estimated fair value of $1.9 billion for the net shares that we expect to issue after satisfying the repurchase obligation, which is subject to remeasurement on a quarterly basis. Additionally, we have accrued a liability for the fair value associated with the creditors’ right to require CEC to repurchase up to $200 million worth of the newly-issued CEC common shares.
CEC’s majority shareholders, the Sponsors (as defined in Note 18), have agreed that their CEC common shares shall be included as consideration in support of the Restructuring and for the settlement of claims and potential claims. Therefore, our accrual also includes the fair value of the shares held by the Sponsors. We will reduce the estimate of our obligation upon receipt of the shares from the Sponsors, with an offsetting amount recorded to equity, which is expected to occur on the Effective Date. See Note 8 for additional information on fair value measurements and how this value was determined.
Issuance of CEC Convertible Notes. CEC will issue approximately $1.1 billion in face value of convertible notes (the “CEC Convertible Notes”) to the CEOC creditors for the settlement of claims and potential claims, and our accrual represents the estimated fair value of the notes to be issued. See Note 8.
PropCo Call Right Agreement. PropCo will have a call right for up to five years to purchase the real property assets associated with Harrah’s Atlantic City and Harrah’s Laughlin from CERP and Harrah’s New Orleans from CGP (subject to the terms of the CERP and CGPH credit agreements). Our accrual represents the estimated fair value of the call right related to Harrah's Atlantic City and Harrah's Laughlin. See Note 8. We are unable to estimate the range of loss related to the Harrah's New Orleans call right due to uncertainty regarding the negotiation of certain terms that would allow the call right to be exercised for this property.
Payment of Creditor Expenses, Settlement Charges, and Other Fees. Pursuant to the Third Amended Plan, CEC has agreed to pay certain professional fees incurred by CEOC’s creditors and has agreed to pay other ancillary fees and settlement amounts.
Payment to CEOC. In addition, and separate from the transactions and agreements described above, because there was not a comprehensive out-of-court restructuring of CEOC's debt securities or a prepackaged or prearranged in-court restructuring with requisite voting support from each of the first and second lien secured creditor classes by February 15, 2016, a debt agreement entered into by CEOC in 2014 contemplates an additional payment to CEOC of $35 million from CEC. During the first quarter of 2015, we accrued this liability in accrued restructuring and support expenses on the Balance Sheet, and this amount is currently due and payable. The CIE Proceeds Agreement designates a portion of the proceeds from the sale of the SMG Business for the purpose of paying this obligation upon CEOC’s emergence from bankruptcy (see Note 20).
Other Commitments Under the Third Amended Plan
The following represents other commitments or potential obligations to which CEC has agreed as part of the Third Amended Plan and certain of the RSAs, none of which have been accrued as of December 31, 2016.

Purchase 100% of OpCo common stock for $700 million
Issuance of CEC common shares in exchange for OpCo preferred stock
PropCo has right of first refusal on the real property assets associated with all new domestic non-Las Vegas gaming facility opportunities, with CEC or OpCo leasing such properties
Guarantee of OpCo’s payment obligations to PropCo under the leases of the CEOC Properties
Guarantee of OpCo debt received by the First Lien Bank Lenders and First Lien Noteholders
The acquisitions of OpCo equity represent future investment transactions and will be recorded when (or if) the transactions are consummated. The PropCo right of first refusal is not a financial obligation that would require accrual. The guarantees of OpCo’s payment and debt obligations relate to OpCo commitments that do not yet exist, and thus do not give rise to any obligations for CEC as of December 31, 2016.
Liquidity
Caesars Entertainment is a highly-leveraged company and had $6.9 billion in consolidated debt outstanding as of December 31, 2016. As a result, a significant portion of our liquidity needs are for debt service, including significant interest payments. As detailed in Note 11, our consolidated estimated debt service (including principal and interest) for 2017 is $659 million and $8.8 billion thereafter to maturity. See Note 11 for details of our debt outstanding and related restrictive covenants. This includes, among other information, details of our individual borrowings outstanding and each subsidiary’s annual maturities of long-term debt as of December 31, 2016.
Cash and Available Revolver Capacity

	December 31, 2016
(In millions)	CERP	CGP	CES	Other
Cash and cash equivalents	$168	$1,050	$107	$188
Revolver capacity	270	160	—	—
Revolver capacity drawn or committed to letters of credit	(40)	—	—	—
Total	$398	$1,210	$107	$188

Consolidated cash and cash equivalents, excluding restricted cash, as shown in the table above include amounts held by CERP, CGP, and CES, which are not readily available to CEC. “Other” reflects CEC and certain of its direct subsidiaries, including its insurance captives.
CEC is primarily a holding company with no independent operations, employees, or material debt issuances of its own. Its primary assets as of December 31, 2016, consist of $188 million in cash and cash equivalents and its ownership interests in CEOC, CERP and CGP. CEC’s cash includes $109 million held by its insurance captives. Provisions included in certain debt arrangements entered into by CERP and CGP (and/or their respective subsidiaries) substantially restrict the ability of CERP, CGP, and their subsidiaries to provide dividends to CEC. In addition, CEC does not receive any financial benefit from CEOC during CEOC’s bankruptcy, as all earnings and cash flows are retained by CEOC for the benefit of its creditors.
CEC has no requirement to fund the operations of CERP, CGP, or their subsidiaries. Accordingly, CEC cash outflows are primarily used for corporate development opportunities and other corporate-level activity, including defending itself in the litigation in which it has been named as a defendant (see Note 3). In the first quarter of 2016, $100 million in cash that had previously been restricted by management for use in a casino development project became available for CEC’s use in operations. In addition, as described previously, CEC is able to fund certain eligible CEC Expense Amounts from $235 million of the proceeds from the sale of the SMG Business. Otherwise, CEC is generally limited to raising additional capital through borrowings or equity transactions because it has no operations of its own and the restrictions on its subsidiaries under lending arrangements generally prevent the distribution of cash from the subsidiaries to CEC, except for certain restricted payments that CERP and CGPH are authorized to make in accordance with their lending arrangements.
Litigation
In addition to financial commitments described above, we have the following outstanding uncertainties for which we have not accrued any amounts, all of which are described in Note 3:

•	Litigation commenced by Wilmington Savings Fund Society, FSB on August 4, 2014 (the “Delaware Second Lien Lawsuit”);

•	Litigation commenced by parties on September 3, 2014 and October 2, 2014 (the “Senior Unsecured Lawsuits”);

•	Litigation commenced by UMB Bank on November 25, 2014 (the “Delaware First Lien Lawsuit”);

•	Demands for payment made by Wilmington Savings Fund Society, FSB on February 13, 2015 (the “February 13 Notice”);

•	Demands for payment made by BOKF, N.A., on February 18, 2015 (the “February 18 Notice”);

•	Litigation commenced by BOKF, N.A. on March 3, 2015 (the “New York Second Lien Lawsuit”);

•	Litigation commenced by UMB Bank on June 15, 2015 (the “New York First Lien Lawsuit”);

•	Litigation commenced by Wilmington Trust, National Association on October 20, 2015 (the “New York Senior Notes Lawsuit”); and

•	Litigation commenced by Trustees of the National Retirement Fund in January 2015 (the “NRF Litigation”).
Report of Bankruptcy Examiner
The Bankruptcy Court engaged an examiner to investigate possible claims CEOC might have against CEC and/or other entities and individuals. On March 15, 2016, the examiner released his report, which identifies a variety of potential claims against CEC and certain individuals related to a number of transactions dating back to 2009. Most of the examiner’s findings are premised on his view that CEOC was “insolvent” at the time of the applicable transactions and that CEOC did not receive fair value for assets transferred. The examiner’s report includes his conclusions on the relative strengths of these possible claims, many of which are described in Note 3. The examiner calculates an estimated range of potential damages for these potential claims from $3.6 billion to $5.1 billion, and such calculation does not account for probability of success, likelihood of collection, or the time or cost of litigation.
While this report was prepared at the request of the Bankruptcy Court, none of the findings included therein are legally binding on the Bankruptcy Court or any party. CEC contests many of the examiner’s findings, including his findings that CEOC was insolvent at relevant times, that there were breaches of fiduciary duty, that CEOC did not receive fair value for assets transferred, that there were fraudulent transfers, and as to the calculation of damages. CEC believes that each of the challenged transactions was undertaken to provide CEOC with the liquidity and resources required to sustain it and provide time to recover from significant market challenges.
CEC believes that the conclusion of the examination and the release of the report was a necessary step to facilitate the settlement discussions in the CEOC bankruptcy proceedings. The Third Amended Plan and the related RSAs reflect the current status of the ongoing effort to arrive at a consensual plan providing for the timely emergence of CEOC from bankruptcy.
Employee Relations
We have approximately 31,000 employees throughout our organization. Approximately 17,000 of our employees are covered by collective bargaining agreements with certain of our subsidiaries, relating to certain casino, hotel, and restaurant employees. The majority of these employees are covered by the following agreements:

Employee Group	Approximate Number of Active Employees Represented	Union	Date on which Collective Bargaining Agreement Becomes Amendable
Las Vegas Culinary Employees	8,700	Culinary Workers Union, Local 226	Various up to July 31, 2018
Atlantic City Food & Beverage and Hotel employees	1,600	UNITE HERE, Local 54	February 28, 2020
Las Vegas Bartenders	1,200	Bartenders Union, Local 165	Various up to July 31, 2018
Las Vegas Dealers	1,800	Transport Workers Union of America and UAW	Various up to September 30, 2019